Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Total principal long-term debt	$ 92,591
Debt issuance costs	(1,867)	$ (1,812)
Total debt	93,339	150,188
Less: current portion of long-term debt	2,853	29,697
Long-term debt, net of current portion	$ 90,486	120,491
Two Thousand And Eighteen Term Loan As Amended [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	7.75%
Principal debt	$ 29,700	0
Two Thousand And Eighteen Delay Draw Down Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	7.75%
Principal debt	$ 2,990	0
Two Thousand And Twenty Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3-monthLIBOR+ 7.50%
Principal debt	$ 19,401	0
Two Thousand And Twenty Delay Draw Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3-monthLIBOR+ 7.50%
Principal debt	$ 40,500	$ 0
New Credit Agreement Revolver [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		3.60%
Principal debt	0	$ 27,000
New Credit Agreement Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate		3.72%
Principal debt	0	$ 125,000
Paycheck Protection Programme and Other Loans [Member]
Debt Instrument [Line Items]
Principal debt	$ 2,615	$ 0